CREDIT FACILITY	12 Months Ended
Dec. 31, 2021
Credit Facility
CREDIT FACILITY

10.	CREDIT FACILITY

During the year ended December 31, 2017, the Company entered into a revolving credit facility agreement with a financial institution for a maximum amount of C$20 million based on the value of certain Company assets. The terms of the agreement were amended on October 23, 2020, renewing the credit facility for a three-year term. The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars. The facility is secured by way of a general security agreement over all assets of the Company.

As at December 31, 2021, the Company had drawn $nil on this facility.

Per the terms of the credit facility, the Company must maintain a consolidated 12-month rolling fixed charge coverage ratio if the Company borrows over 75% of the available facility. As at December 31, 2021, the Company has not borrowed over 75% of its availability.